ADDITIONAL INFORMATION ON CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
ADDITIONAL INFORMATION ON CASH FLOWS
Schedule of reconciliation of cash flow financing activities

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial
				charges,
				foreign
				exchange	Additions	Interim and
				variation	of leases	unclaimed
				and	and	dividends
	Balance on	Write-offs	Write-offs	contracts	supplier	and interest	Balance on
	12.31.20	(payments)	(payments)	cancelattions	financing	on equity	12.31.21
Interim dividends and interest on equity	3,865,998	(4,901,326)	—	—	—	5,301,043	4,265,715
Loans and financing	375,812	(370,709)	(10,252)	7,919	221,840	—	224,610
Leases	10,818,778	(2,455,690)	(804,884)	558,546	3,113,349	—	11,230,099
Debentures	2,044,576	(1,028,312)	(38,669)	50,868	—	—	1,028,463
5G Licenses	—	(46,436)	—	37,800	4,459,442	—	4,450,806
Derivative financial instruments	5,564	(4,962)	—	12,074	—	—	12,676
Total	17,110,728	(8,807,435)	(853,805)	667,207	7,794,631	5,301,043	21,212,369

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial
				charges,
				foreign
				exchange			Interim and
				variation		Additions of	unclaimed
				and	Costs and	leases and	dividends
	Balance on	Write-offs	Write-offs	contracts	expenses	supplier	and interest	Balance on
	12.31.19	(payments)	(payments)	cancelattions	incurred	financing	on equity	12.31.20
Interim dividends and interest on equity	3,587,417	(5,259,367)	—	—	—	—	5,537,948	3,865,998
Loans and financing	1,045,124	(1,018,674)	(49,675)	28,499	—	370,538	—	375,812
Leases	9,191,151	(2,909,214)	(502,537)	210,836	—	4,828,542	—	10,818,778
Debentures	3,104,350	(1,025,583)	(123,202)	89,011	—	—	—	2,044,576
Derivative financial instruments	(16,030)	15,186	—	6,408	—	—	—	5,564
Contingent Consideration	484,048	(344,217)	(105,678)	6,555	(40,708)	—	—	—
Total	17,396,060	(10,541,869)	(781,092)	341,309	(40,708)	5,199,080	5,537,948	17,110,728